Subsequent Events - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
Management has evaluated subsequent events through May 15, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.
SUBSEQUENT EVENTS
Management has evaluated subsequent events through April 10, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.

CANTOR EQUITY PARTNERS II, INC.
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.
Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.